Tax - Other taxes - Additional Information (Detail)		4 Months Ended	6 Months Ended
	Mar. 31, 2018	Apr. 30, 2018	Jun. 30, 2019
Disclosure Of Income Taxes [line items]
Production tax rate			5.00%
City construction tax rate lower			1.00%
City construction tax rate higher			7.00%
Educational surcharge rate			3.00%
Local educational surcharge rate			2.00%
Oil and Gas Sale Activities [member]
Disclosure Of Income Taxes [line items]
Resource tax rate			6.00%
Minimum [member] | Oil and Gas Sale Activities [member]
Disclosure Of Income Taxes [line items]
VAT rate	10.00%	11.00%	9.00%
Maximum [member] | Oil and Gas Sale Activities [member]
Disclosure Of Income Taxes [line items]
VAT rate	16.00%	17.00%	13.00%